Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Depreciation, depletion and amortisation (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Depreciation, depletion and amortisation	[1]	$ 8,223	$ 5,896	$ 28,089	$ 14,119	$ 35,182

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.